Property, Plant, Equipment and Mine Development (Notes)	12 Months Ended
Dec. 31, 2014
Property, Plant, Equipment and Mine Development [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property, Plant, Equipment and Mine Development
Property, plant, equipment and mine development, net, as of December 31, 2014 and December 31, 2013 consisted of the following:

	December 31,
	2014	2013
	(Dollars in millions)
Land and coal interests	$11,021.1	$11,024.1
Buildings and improvements	1,569.1	1,525.4
Machinery and equipment	2,685.7	2,777.5
Less: Accumulated depreciation, depletion and amortization	(4,698.6)	(4,244.5)
Total, net	$10,577.3	$11,082.5

The net book value of coal reserves totaled $6.2 billion as of December 31, 2014 and $6.3 billion as of December 31, 2013, which excludes the carrying value of acquired interests in mineral rights at certain Australian exploration properties of $1.3 billion at each date. The coal reserves include mineral rights for leased coal interests and advance royalties that had a net book value of $5.0 billion as of December 31, 2014 and $5.1 billion as of December 31, 2013. The remaining net book value of coal reserves of $1.2 billion at December 31, 2014 and 2013 relates to coal reserves held by fee ownership. Amounts attributable to coal reserves at properties where the Company was not currently engaged in mining operations or leasing to third parties and, therefore, the coal reserves were not currently being depleted, was $2.1 billion as of December 31, 2014 and $2.3 billion as of December 31, 2013.